Note 20 - Provisions	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of provisions [text block]
20.	Provisions

	As at June 30	As at March 31
(US dollars in thousands)	2019	2019	2018	2017
Current provisions
Employee entitlements	1,510	1,459	1,474	1,339
Employee terminations	112	157	616	-
Onerous contracts	96	94	380	-
	1,718	1,710	2,470	1,339

Non-current provisions
Employee entitlements	148	227	288	237
Onerous contracts	1,952	1,995	-	-
	2,100	2,222	288	237

Total	3,818	3,932	2,758	1,576

Employee entitlements include long term leave and vacation provisions.

The employee terminations provision represents severance and contract termination costs associated with employees and contractors who departed the business as a result of the restructuring more fully disclosed in Note
7.

The onerous contracts provision recognizes the forecast losses associated with contracts to purchase Solar Renewable Energy Certificates from the NC-
31
and NC-
47
projects until
2027.
The expected losses have been discounted at the Company’s borrowing rate on long-term debt of
8.5%.

(US dollars in thousands)	Employee Entitlements	Employee Terminations	Onerous Contracts	Total
At April 1. 2016	-	-	-	-
Acquired through business Combinations	1,576	-	-	1,576
At March 31, 2017	1,576	-	-	1,576
Charged/(credited) to profit or loss:
Additional provisions recognized	186	616	380	1,182
At March 31, 2018	1,762	616	380	2,758
Foreign exchange	(140)	-	-	(140)
Charged/(credited) to profit or loss:
Additional provisions	510	243	1,804	2,557
Reverse unused provisions	(26)	(87)	-	(113)
Provisions utilized	(420)	(614)	(96)	(1,130)
At March 31, 2019	1,686	158	2,088	3,932
Foreign exchange	(18)	-	-	(18)
Charged/(credited) to profit or loss:
Additional provisions	146	-	-	146
Reverse unused provisions	(41)	-	-	(41)
Unwinding of discount	-	-	42	42
Provisions utilized	(116)	(45)	(82)	(243)
At June 30, 2019	1,657	113	2,048	3,818